UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7778

Analysts Investment Trust

(Exact name of registrant as specified in charter)

7750 Montgomery Road, Cincinnati, Ohio 45236

(Address of principal executive offices)

(Zip code)

Timothy E. Mackey

7750 Montgomery Road, Cincinnati, Ohio 45236

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-792-5402

Date of fiscal year end: July 31

Date of reporting period: October 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Analysts Investment Trust
Aggressive Stock Fund
Portfoio of Investmetns
October 31,2004
COMMON STOCKS - 69.14%
Shares		Value
Basic Materials - 2.49%
2,000	Placer Dome, Inc.	42,500

Consumer Cyclicals - 9.73%
2,000	Christopher & Banks Corporation	32,500
1,000	Nordstrom, Inc.	43,180
2,000	Pacific Sunwear of California, Inc.*	46,880
800	RH Donnely*	43,400
		165,960

Consumer Non-cyclicals - 7.09%
2,100	Archer Daniels-Midland Company	40,677
800	Constellation Brands, Inc. Class A*	31,384
500	Ebay, Inc.*	48,815
		120,876
Energy - 5.85%
8,000	Ivanhoe Petroleum, Inc.*	19,120
800	Noble Corporation*	36,544
2,400	Oil States International, Inc.*	44,064
		99,728

Financials - 6.69%
500	Federal Home Loan Mortgage Corporation	33,300
800	Morgan Stanley Dean Witter	40,872
1,000	Silicon Valley Bancshares*	40,010
		114,182

Healthcare - 11.63%
3,000	Amylin Pharmaceuticals, Inc.*	63,900
6,000	Ariad Pharmaceuticals, Inc.*	34,020
2,000	Gilead Sciences, Inc.*	69,260
1,200	Teva Pharmaceuticals Industries, Ltd.	31,200
		198,380

Industrial - 8.25%
4,000	AK Steel Corporation*	38,120
1,200	Jabil Circuit, Inc.*	29,172
3,000	Magal Security Systems, Ltd.	46,710
1,300	Perkinelmer, Inc.	26,702
		140,704

Technology - 17.42%
1,400	Applied Materials, Inc.*	22,540
4,000	BEA Systems*	32,480
1,800	Cisco Systems, Inc.*	34,578
1,400	Citrix Systems, Inc.*	33,614
1,200	Cree, Inc.*	41,412
1,000	Dell Computer Systems*	35,060
1,500	Tyco Laboratories, Inc.	46,725
1,400	Yahoo, Inc.*	50,666
		297,075

TOTAL COMMON STOCKS (Cost $933,431) - 69.14%		1,179,405

MONEY MARKET FUND - 17.93%
305,907	First American Treasury Obligation Cl. A rate: 0.97%	305,907
	.
TOTAL INVESTMENTS - 87.07%		$1,485,312

ASSETS LESS LIABILITIES - 12.93%		220,507

NET ASSETS - 100.00%		$1,705,819

* Non Income Producing Securities

NOTES TO FINANCIAL STATEMENTS
ANALYSTS AGGRESSIVE STOCK FUND

1. SECURITY TRANSACTIONS

At October 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,239,338 amounted to $245,974, which consisted of aggregate gross unrealized appreciation of
$292,458 and aggregate gross unrealized depreciation of $46,484.

Analysts Investment Trust
Analysts Fixed Income Fund
SCHEDULE OF INVESTMENTS
October 31,2004
Shares/Par		Value

Real Estate Investment Trusts - 17.78%
1,700	Apartment Investment and Management Company	62,373
2,000	Capital Automotive PFD Series A	50,220
2,000	Capital Automotive REIT	64,520
1,600	First Industrial Realty Trust, Inc.	61,760
3,198	Health Care Properties Investors, Inc.	89,000
1,500	Hospitality Properties Trust	64,275
2,100	Sovran Self Storage, Inc.	82,047
2,500	Summitt Properties, Inc.	75,825

TOTAL REAL ESTATE INVESTMENT TRUSTS		550,020

Preferred Stocks - 8.16%
2,000	BAC Capital Trust II	52,460
1,000	MBNA Capital E 8.1%	27,580
2,500	Morgan Stanley CP IV 6.25% 4/1/33	63,025
2,000	US Bancorp Capital IV	52,940
2,000	XL Capital Ltd. Class B	53,780

TOTAL PREFERRED STOCKS		249,785

Corporate Bonds - 47.71%
100,000	Boeing Capital Corporation 6.10%, 3/1/11	109,769
150,000	Comcast Corporation 6.5%, 1/15/15	163,678
100,000	Credit Suisse First Boston USA, Inc. 6.50%, 1/15/12	111,990
100,000	FNMA 4.5% 9/30/2019	99,200
100,000	General Electric Capital Corporation 8.65%, 5/15/09	118,801
100,000	Household Bank CD 7.20%, 4/12/07	106,725
100,000	International Lease Finance 5.625%, 6/1/07	105,237
200,000	Lowes Corporation. 6.75%, 12/15/06	214,677
100,000	National Rural Utilities 5.75%, 8/28/09	107,775
100,000	Salomon Smith Barney 6.25%, 1/15/05	100,849
100,000	Sears Roebuck Acceptance 6.00%, 1/15/06	102,985
100,000	Target Corporation. 7.50%, 8/15/10	118,027

TOTAL CORPORATE BONDS		1,459,712

Mortgage-Backed Obligations - 7.60%
20,058	Empire Federal Home Loan Owner Trust 1998-2 9.03%, 6/25/24	20,216
100,000	FHR 2833 GH 5.5% 12/15/2031	99,430
100,000	FHR 2834 AQ 5.5% 06/15/2033	100,010
10,010	FNMA REMIC 1992 Trust G10 Call J, 5.0%, 3/25/23	10,141
2,145	FNMA REMIC 1992 Trust G53 Call J, 7.0%, 9/25/22	2,268
319	Paine Webber CMO Trust Series 1998-I, 8.6%, 4/1/18	338

TOTAL MORTGAGE-BACK OBLIGATIONS		232,403

CLOSED END FUNDS - 3.79%
1,100	iShares Lehman Treasuries Infl. Pro	115,863

GOVERNMENT BONDS - 4.91%
150,000	U.S. Treasury Bond 2.625% 11/15/06	150,090

CASH EQUIVALENTS - 8.99%
275,166	First American Treasury Obligations Class A rate: 0.97%	275,166

TOTAL INVESTMENTS (Cost - $2,868,275) - 99.13%		3,033,039

ASSETS LESS LIABILITIES - .88%		26,774

NET ASSETS - 100.00%		$3,059,813

* Non Income Producing Securities

NOTES TO FINANCIAL STATEMENTS
ANALYSTS FIXED INCOME FUND

1. SECURITY TRANSACTIONS

At October 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,593,109 amounted to $164,764, which consisted of aggregate gross unrealized appreciation of
$182,507 and aggregate gross unrealized depreciation of $17,743.

Analysts Investment Trust
Analysts Stock Fund
SCHEDULE OF INVESTMENTS
October 31,2004
Shares		Value
Common Stock - 83.25%

Basic Materials - 2.40%
4,000	Dow Chemical Company	179,760

Consumer Cyclicals - 6.98%
5,300	Comcast Corporation New Class A*	156,350
4,000	Target Corporation	200,080
4,600	Walgreen Company	165,094
		521,524

Consumer Non-cyclicals - 8.69%
2,100	Anheuser Busch Companies, Inc.	104,895
7,000	Archer Daniels-Midland Company	135,590
3,000	Coca Cola Company	121,980
3,000	Colgate-Palmolive Company	133,860
3,000	Procter & Gamble Company	153,540
		649,865

Energy - 8.32%
3,800	Apache Corporation	192,660
4,600	Diamond Offshore Drilling, Inc.	155,480
3,000	Exxon Mobil Corporation	147,660
2,000	Schlumberger Ltd.	125,880
		621,680

Financials - 9.71%
1,500	Federal Home Loan Mortgage Corporation	99,900
2,700	Merrill Lynch & Company, Inc.	145,638
4,000	National City Corporation	155,880
3,700	North Folk Bancorporation, Inc.	163,170
2,700	Wells Fargo & Company	161,244
		725,832

Healthcare - 13.54%
2,500	Amgen, Inc*	142,000
4,000	Gilead Sciences, Inc.*	138,520
5,000	Health Management Association, Inc. Class A	103,300
3,000	Johnson & Johnson	175,140
3,400	Medtronic, Inc.	173,774
2,500	Novartis AG ADR	120,025
2,200	United Healthcare Corporation	159,280
		1,012,039

Industrial - 16.35%
5,000	Altera Corporation*	113,550
4,000	Barrick Gold Corporation	90,040
2,900	Boeing Company	144,710
1,500	Caterpillar, Inc.	120,810
2,200	Fedex Corporation	200,464
3,300	First Data Corporation	136,224
2,100	Illinois Tool Works, Inc.	193,788
3,000	Norfolk Southern Corporation	101,850
1,300	United Technologies Corporation	120,666
		1,222,102

Technology - 14.67%
5,000	Cisco Systems, Inc.*	96,050
5,000	Dell Computer Corporation*	175,300
3,000	Intel Corporation	66,780
1,600	International Business Machines, Inc.	143,600
7,800	Microsoft Corporation	218,166
2,100	Omnicom Group, Inc.	165,690
6,000	Sandisk Corporation*	125,220
4,000	Sungard Data Systems, Inc.*	105,960
		1,096,766

Telecommunications - 2.59%
4,000	Emmis Communications Corporation*	74,800
4,600	Vodaphone Airtouch	118,634
		193,434

TOTAL COMMON STOCKS (Cost $5,260,745) - 83.25%		6,223,002

CASH EQUIVALENTS - 16.14%
1,206,708	First American Treasury Obligations Cl. A rate: 0.97%	1,206,708

TOTAL INVESTMENTS - 99.39%		7,429,710

ASSETS LESS LIABILITIES - .61%		46,591

NET ASSETS - 100.00%		$7,476,300

* Non Income Producing Securities
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
ANALYSTS STOCK FUND

1. SECURITY TRANSACTIONS

At October 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,467,453 amounted to $962,257, which consisted of aggregate gross unrealized appreciation of
$1,106,643 and aggregate gross unrealized depreciation of $144,386.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Analysts Investment Trust

By /s/Timothy E. Mackey

*Timothy E. Mackey

  President

Date December 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By /s/Timothy E. Mackey

*Timothy E. Mackey

  President

Date December 30, 2004

By /s/Mark G. Srofe

*Mark G. Srofe

  Treasurer

Date December 30, 2004

* Print the name and title of each signing officer under his or her signature.